S000010797 [Member] Expense Example - S000010797 [Member]	Feb. 28, 2026 USD ($)
C000175686 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,637
C000253707 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,062
C000029874 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,146
Expense Example, with Redemption, 10 Years	1,851
C000029877 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,062
C000136868 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	991
C000171353 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 944